UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2022

WESTERN ASSET

MUNICIPAL HIGH

INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax*.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Municipal High Income Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal High Income Fund for the six-month reporting period ended January 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2022

Western Asset Municipal High Income Fund	III

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Performance review

For the six months ended January 31, 2022, Class A shares of Western Asset Municipal High Income Fund, excluding sales charges, returned -2.76%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexi, returned -3.10% for the same period. The Lipper High Yield Municipal Debt Funds Category Averageii returned -2.78% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of January 31, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Municipal High Income Fund:
Class A	-2.76%
Class C	-3.00%
Class I	-2.70%
Bloomberg Municipal Bond Index	-3.10%
Lipper High Yield Municipal Debt Funds Category Average	-2.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2022 for Class A, Class C and Class I shares were 1.47%, 0.97% and 1.71%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.67%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 29, 2021, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.82%, 1.38% and 0.69%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Municipal High Income Fund	V

Performance review (cont’d)

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.65% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2022

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. A significant portion of portfolio holdings may be invested in lower quality securities, which present greater risk of loss of principal and interest than higher rated securities. Below investment grade securities (that is, securities rated below the Baa/BBB categories) or, if unrated, securities determined to be of comparable credit quality are commonly referred to as “junk bonds”. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

VI	Western Asset Municipal High Income Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 190 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Municipal High Income Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and July 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.76%	$1,000.00	$972.40	0.82%	$4.08	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	-3.00	1,000.00	970.00	1.39	6.90	Class C	5.00	1,000.00	1,018.20	1.39	7.07
Class I	-2.70	1,000.00	973.00	0.65	3.23	Class I	5.00	1,000.00	1,021.93	0.65	3.31

2	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.1%
Alabama — 6.2%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$526,114	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,020,000	11,323,212
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,909,071
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,497,114
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	9,355,729
Total Alabama				28,611,240
Alaska — 0.7%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	693,711	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	1,200,000	1,387,700
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	1,000,000	1,092,749
Total Alaska				3,174,160
Arizona — 3.8%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	822,322	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,450,056	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,714,122	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	935,101	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,581,033	(b)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,299,623	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,505,261	(b)
Total Arizona				17,307,518

See Notes to Financial Statements.

4	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — 11.1%
California Public Finance Authority, CA, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	$500,000	$557,609
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	834,237
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,453,880	(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,150,608	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,250,000	1,430,420	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,684,849	(a)(b)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	500,000	501,670	(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	645,629
KIPP LA Project, Series A	5.125%	7/1/44	750,000	804,583
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,960,000	3,048,929	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,292,665	(b)
California Statewide CDA, Community Improvement Authority Revenue:
Renaissance at City Center, Series A	5.000%	7/1/51	450,000	464,652
Senior Bonds, Pasadena	3.000%	12/1/56	1,000,000	800,744
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	365,000	370,812	(c)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,292,381
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	2,250,000	2,509,227

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	$14,000,000	$20,350,884
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,841,578
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	824,277
Total California				50,859,634
Colorado — 3.9%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,058,369
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	513,408
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	773,556
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,287,747
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,250,000	1,361,725
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	554,196
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	2,487,000	2,544,540
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	524,049
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,037,796
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	6,529,318
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	551,609
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,316,924
Total Colorado				18,053,237
Connecticut — 0.3%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,177,516

See Notes to Financial Statements.

6	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	$2,130,000	$2,206,339	(c)
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,294,800	(c)
Total District of Columbia				3,501,139
Florida — 3.6%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	4,117,172	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,636,465	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,133,148	(b)
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,125,985	(b)
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,340,311	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,099,482	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,336,621	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	845,690
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	1,600,000	1,668,247
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	253,322	(d)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	1,067,540
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(e)
Total Florida				16,623,987
Georgia — 0.8%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	500,000	600,967
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,412,424
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,447,278
Total Georgia				3,460,669

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 12.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	$1,000,000	$1,133,920
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,500,000	2,916,640
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	113,067
Dedicated, Series H	5.000%	12/1/46	750,000	834,283
Series A	5.000%	12/1/47	2,500,000	2,876,880	(d)
Series D	5.000%	12/1/46	750,000	843,965
Chicago, IL, GO:
Series A, Refunding	5.000%	1/1/28	1,500,000	1,733,527
Series A, Refunding	6.000%	1/1/38	1,250,000	1,467,828
Series C, Refunding	5.000%	1/1/25	1,000,000	1,095,648
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,145,506	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,144,708	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,545,724
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	329,550
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,633	(a)
Illinois State Finance Authority Revenue, Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,427,529
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	898,275
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,582,153
Series A	5.000%	3/1/37	1,500,000	1,803,137
Series A	5.000%	3/1/46	1,000,000	1,180,259
Series A, Refunding	5.000%	10/1/29	2,900,000	3,419,850
Series A, Refunding	5.000%	10/1/30	1,475,000	1,731,068
Series B, Refunding	5.000%	9/1/27	1,600,000	1,848,444
Series D	5.000%	11/1/27	500,000	578,743

See Notes to Financial Statements.

8	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$1,150,000	$1,288,621
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	2,164,986	(d)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	2,750,000	2,923,135
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	852,614
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,766,503
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,414,377
Total Illinois				57,314,573
Indiana — 0.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,410,756
Marion General Hospital, Series A	4.000%	7/1/45	500,000	558,321
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,099,767	(a)
Total Indiana				3,068,844
Iowa — 0.3%
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	500,000	548,092
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	750,000	816,995
Total Iowa				1,365,087
Kentucky — 0.5%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,179,405	(f)(g)
Louisiana — 1.0%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,136,683
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,100,209
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	546,564

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	$750,000	$769,422	(f)(g)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,000,000	1,033,327	(f)(g)
Total Louisiana				4,586,205
Maryland — 0.9%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	1,097,780
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	349,287	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,156,589	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	564,402
Frederick Health System, Refunding	4.000%	7/1/50	725,000	813,757
Total Maryland				3,981,815
Massachusetts — 0.9%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,180,725
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	1,176,852
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	583,743
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,363,686
Total Massachusetts				4,305,006
Michigan — 1.5%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	809,647
Detroit, MI, GO, Financial Recovery, Series B1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	3,150,000	2,921,928	(g)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,374,360
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	250,000	274,551
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	250,000	289,787
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	986,067	(a)
Total Michigan				6,656,340
Minnesota — 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/49	3,500,000	4,110,383	(a)

See Notes to Financial Statements.

10	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — 1.3%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	$2,450,000	$2,580,372
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,157,797
Total Missouri				5,738,169
Nebraska — 0.9%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	4,261,979
Nevada — 0.8%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,411,662	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,171,024	(b)
Total Nevada				3,582,686
New Jersey — 9.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,175,000	1,243,757	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,115,857
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,068,337
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.660%	3/1/28	17,500,000	17,684,541	(g)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	459,550	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	350,757
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	2,869,415	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	1,938,181
Transportation Program, Series AA	5.250%	6/15/43	500,000	590,431

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series AA	4.000%	6/15/45	$2,500,000	$2,741,148
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	4,294,650
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	206,337
Transportation System, Series A, Refunding	5.000%	12/15/28	2,325,000	2,788,858
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,086,885
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	500,000	570,282
Total New Jersey				44,008,986
New Mexico — 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	823,590
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	600,323
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	600,483
Total New Mexico				2,024,396
New York — 4.8%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,250,000	2,700,170
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	250,000	274,776
Green Bonds, Series D-1	5.000%	11/15/43	500,000	591,292
Green Bonds, Series D-3	4.000%	11/15/49	500,000	536,499
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,224,520
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	539,280
Series A-2	5.000%	5/15/30	1,000,000	1,214,818	(f)(g)
Series B, Refunding	5.000%	11/15/37	500,000	564,677
New York City, NY, GO, Series F-1	4.000%	3/1/47	2,000,000	2,222,521
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	824,412
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,750,000	1,907,811
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	2,227,289	(a)

See Notes to Financial Statements.

12	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy Terminal 4 International Airport Project, Series C, Refunding	4.000%	12/1/42	$1,300,000	$1,425,934
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,173,114	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	200,000	213,731	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,066,548	(a)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	2,000,000	2,168,362	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	1,141,802
Total New York				22,017,556
North Carolina — 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,770,860
Ohio — 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,429,928
Indian Creek, OH, Local School District, GO, Series A, State Credit Program	5.000%	11/1/55	2,335,000	2,696,681
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	1,063,457	(a)(f)(g)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,784,804	(a)
Total Ohio				6,974,870
Oklahoma — 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	558,460
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,106,919
Total Oklahoma				1,665,379

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	$1,250,000	$1,343,358
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	599,081
Total Oregon				1,942,439
Pennsylvania — 2.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,125,607
Armstrong, PA, School District, GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/41	2,000,000	2,271,495
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	650,383
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,963,685
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	2,000,000	2,451,611
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,350,141
Discovery Charter School Project	6.250%	4/1/42	635,000	638,439
Lease Revenue, Refunding	5.000%	10/1/30	750,000	926,247
Total Pennsylvania				11,377,608
Puerto Rico — 3.3%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	1,250,000	1,140,625	*(e)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	1,466,150	*(e)
Series A	5.050%	7/1/42	215,000	221,988	*(e)
Series XX	5.250%	7/1/40	2,130,000	2,207,213	*(e)
Series ZZ, Refunding	5.250%	7/1/18	350,000	361,813	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	679,247
CAB, Restructured, Series A-1	0.000%	7/1/46	590,000	192,295
CAB, Restructured, Series A-1	0.000%	7/1/51	3,850,000	906,697
Restructured, Series A-1	4.550%	7/1/40	130,000	143,116

See Notes to Financial Statements.

14	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	5.000%	7/1/58	$6,420,000	$7,152,049
Restructured, Series A-2	4.329%	7/1/40	720,000	783,354
Total Puerto Rico				15,254,547
Rhode Island — 0.0%††
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(e)
Tennessee — 0.3%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,350,891	(f)(g)
Texas — 10.1%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,864,757
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	1,250,000	1,485,379	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,890,545
CAB	0.000%	1/1/38	2,000,000	1,255,817
CAB	0.000%	1/1/40	2,200,000	1,288,464
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,019,114	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,538,615	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,029,714	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	1,000,000	1,041,872	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	8,096,434	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	1,250,000	1,398,715	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	125,858	(a)
Series 2017	5.000%	11/1/36	110,000	125,858	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Project	4.000%	11/1/49	1,200,000	1,309,293

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	$1,200,000	$1,176,214
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	537,571
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	926,078
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	250,000	213,072	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,154,840
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,360,718
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	4,295,000	4,885,057
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	500,000	560,191
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,642,173	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	300,000	273,272
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	221,320	*(b)(e)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	52,500	*(e)
Total Texas				46,473,441

See Notes to Financial Statements.

16	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — 1.4%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	$1,900,000	$1,917,943
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,517,262
Total U.S. Virgin Islands				6,435,205
Utah — 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	411,223
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	728,732
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	823,315
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	556,151
Series A	5.375%	10/15/40	1,150,000	1,341,361
Total Utah				3,860,782
Virginia — 0.4%
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	1,000,000	1,112,443
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	592,430
Total Virginia				1,704,873
Washington — 0.5%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,132,123	(f)(g)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,000,000	1,211,287
Total Washington				2,343,410
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	910,721	(f)(g)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 1.7%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	$300,000	$348,656
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,314,785	(b)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	761,629
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,846,260
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	834,418	(b)
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	226,141
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,126,185
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	568,306
Total Wisconsin				8,026,380
Total Municipal Bonds (Cost — $391,797,295)				422,238,336
Municipal Bonds Deposited in Tender Option Bond Trust (i) — 1.2%
New York — 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $5,550,561)	4.000%	3/15/41	4,755,000	5,328,913
Total Investments before Short-Term Investments (Cost — $397,347,856)				427,567,249
Short-Term Investments — 8.2%
Municipal Bonds — 8.2%
Alabama — 0.0%††
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.100%	7/15/32	100,000	100,000	(j)(k)

See Notes to Financial Statements.

18	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — 0.5%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.080%	11/1/35	$1,900,000	$1,900,000	(j)(k)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.060%	5/1/30	400,000	400,000	(a)(j)(k)
Total California				2,300,000
Florida — 2.8%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.120%	11/1/38	5,300,000	5,300,000	(j)(k)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.060%	10/1/26	3,700,000	3,700,000	(j)(k)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.120%	5/1/24	3,600,000	3,600,000	(a)(j)(k)
Total Florida				12,600,000
Illinois — 0.2%
Illinois State Finance Authority Revenue, NorthShore University HealthSystem, Series B, SPA - JPMorgan Chase	0.110%	8/15/49	1,080,000	1,080,000	(j)(k)
Indiana — 0.2%
Indiana State Finance Authority Revenue, Lease Appropriation, Series A	0.050%	2/1/35	840,000	840,000	(j)(k)
Mississippi — 0.9%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series D	0.100%	11/1/35	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series G	0.100%	11/1/35	400,000	400,000	(j)(k)
Chevron USA Inc. Project, Series G	0.100%	11/1/35	2,000,000	2,000,000	(j)(k)
Chevron USA Inc. Project, Series H	0.100%	11/1/35	1,000,000	1,000,000	(j)(k)
Chevron USA Inc. Project, Series I	0.100%	11/1/35	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series L	0.100%	11/1/35	700,000	700,000	(j)(k)
Total Mississippi				4,300,000
New Jersey — 0.3%
New Jersey State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.060%	7/1/33	1,500,000	1,500,000	(j)(k)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — 2.0%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.110%	3/1/48	$3,400,000	$3,400,000	(j)(k)
Subseries I-4, LOC - TD Bank N.A.	0.110%	4/1/36	500,000	500,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.100%	6/15/33	2,000,000	2,000,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.110%	6/15/49	500,000	500,000	(j)(k)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	0.070%	6/1/36	2,000,000	2,000,000	(a)(j)(k)
New York State HFA Revenue, 350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.130%	11/1/34	600,000	600,000	(a)(j)(k)
Total New York				9,000,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.100%	8/1/34	100,000	100,000	(j)(k)
Pennsylvania — 0.2%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	0.060%	11/1/55	700,000	700,000	(j)(k)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	0.060%	12/1/39	400,000	400,000	(j)(k)
Total Pennsylvania				1,100,000
Texas — 0.7%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.100%	11/1/41	1,600,000	1,600,000	(j)(k)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series B, Refunding	0.120%	11/1/29	800,000	800,000	(a)(j)(k)
ExxonMobil Corp., Subseries B-2, Refunding	0.120%	12/1/39	600,000	600,000	(a)(j)(k)
Total Texas				3,000,000

See Notes to Financial Statements.

20	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — 0.4%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.100%	5/15/58	$1,800,000	$1,800,000	(j)(k)
Total Short-Term Investments (Cost — $37,720,000)				37,720,000
Total Investments — 101.5% (Cost — $435,067,856)				465,287,249
TOB Floating Rate Notes — (0.8)%				(3,565,000)
Other Liabilities in Excess of Other Assets — (0.7)%				(3,172,578)
Total Net Assets — 100.0%				$458,549,671

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on this security is currently in default as of January 31, 2022.

(f)	Maturity date shown represents the mandatory tender date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	The maturity principal is currently in default as of January 31, 2022.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Municipal High Income Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

GO	— General Obligation

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

See Notes to Financial Statements.

22	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2022

Assets:
Investments, at value (Cost — $435,067,856)	$465,287,249
Cash	80,418
Interest receivable	3,861,054
Receivable for securities sold	2,233,940
Receivable for Fund shares sold	169,243
Prepaid expenses	28,325
Total Assets	471,660,229

Liabilities:
Payable for securities purchased	7,783,668
TOB Floating Rate Notes (Note 1)	3,565,000
Payable for Fund shares repurchased	1,142,993
Investment management fee payable	214,276
Distributions payable	205,027
Service and/or distribution fees payable	45,842
Interest expense payable	7,719
Trustees’ fees payable	704
Accrued expenses	145,329
Total Liabilities	13,110,558
Total Net Assets	$458,549,671

Net Assets:
Par value (Note 7)	$326
Paid-in capital in excess of par value	445,346,675
Total distributable earnings (loss)	13,202,670
Total Net Assets	$458,549,671

Net Assets:
Class A	$278,007,416
Class C	$15,851,262
Class I	$164,690,993

Shares Outstanding:
Class A	19,693,511
Class C	1,128,895
Class I	11,728,640

Net Asset Value:
Class A (and redemption price)	$14.12
Class C*	$14.04
Class I (and redemption price)	$14.04
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$14.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended January 31, 2022

Investment Income:
Interest	$8,864,099

Expenses:
Investment management fee (Note 2)	1,328,211
Service and/or distribution fees (Notes 2 and 5)	278,553
Transfer agent fees (Note 5)	174,118
Registration fees	38,926
Fund accounting fees	36,638
Audit and tax fees	22,216
Interest expense (Note 1)	11,842
Legal fees	8,700
Shareholder reports	7,362
Trustees’ fees	4,125
Insurance	2,359
Commitment fees (Note 8)	1,738
Custody fees	1,101
Miscellaneous expenses	4,690
Total Expenses	1,920,579
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,326)
Net Expenses	1,886,253
Net Investment Income	6,977,846

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,258,924
Change in Net Unrealized Appreciation (Depreciation) From Investments	(21,406,329)
Net Loss on Investments	(20,147,405)
Decrease in Net Assets From Operations	$(13,169,559)

See Notes to Financial Statements.

24	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2022 (unaudited) and the Year Ended July 31, 2021	2022	2021

Operations:
Net investment income	$6,977,846	$15,356,215
Net realized gain	1,258,924	8,205,658
Change in net unrealized appreciation (depreciation)	(21,406,329)	13,186,345
Increase (Decrease) in Net Assets From Operations	(13,169,559)	36,748,218

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,891,106)	(15,204,638)
Decrease in Net Assets From Distributions to Shareholders	(6,891,106)	(15,204,638)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	42,054,843	79,723,827
Reinvestment of distributions	5,489,906	12,241,062
Cost of shares repurchased	(59,248,630)	(103,869,334)
Decrease in Net Assets From Fund Share Transactions	(11,703,881)	(11,904,445)
Increase (Decrease) in Net Assets	(31,764,546)	9,639,135

Net Assets:
Beginning of period	490,314,217	480,675,082
End of period	$458,549,671	$490,314,217

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	25

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017[3]

Net asset value, beginning of period	$14.73	$14.07	$14.27	$14.05	$14.33	$14.88

Income (loss) from operations:
Net investment income	0.21	0.46	0.51	0.61	0.60	0.60
Net realized and unrealized gain (loss)	(0.61)	0.65	(0.20)	0.22	(0.28)	(0.55)
Total income (loss) from operations	(0.40)	1.11	0.31	0.83	0.32	0.05

Less distributions from:
Net investment income	(0.21)	(0.45)	(0.51)	(0.61)	(0.60)	(0.60)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.21)	(0.45)	(0.51)	(0.61)	(0.60)	(0.60)

Net asset value, end of period	$14.12	$14.73	$14.07	$14.27	$14.05	$14.33
Total return[5]	(2.76)%	7.98%	2.32%	6.09%	2.31%	0.41%

Net assets, end of period (millions)	$278	$284	$274	$283	$262	$279

Ratios to average net assets:
Gross expenses	0.82%[6]	0.82%	0.82%	0.83%	0.82%	0.81%[7]
Net expenses	0.82 [6]	0.82 [8]	0.82 [8]	0.83	0.82 [8]	0.80 [7,8]
Net investment income	2.85 [6]	3.19	3.66	4.36	4.23	4.15

Portfolio turnover rate	3%	21%	28%	17%	15%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017[3]

Net asset value, beginning of period	$14.64	$14.00	$14.19	$13.97	$14.25	$14.81

Income (loss) from operations:
Net investment income	0.17	0.38	0.44	0.53	0.52	0.51
Net realized and unrealized gain (loss)	(0.61)	0.63	(0.20)	0.22	(0.28)	(0.56)
Total income (loss) from operations	(0.44)	1.01	0.24	0.75	0.24	(0.05)

Less distributions from:
Net investment income	(0.16)	(0.37)	(0.43)	(0.53)	(0.52)	(0.51)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.16)	(0.37)	(0.43)	(0.53)	(0.52)	(0.51)

Net asset value, end of period	$14.04	$14.64	$14.00	$14.19	$13.97	$14.25
Total return[5]	(3.00)%	7.34%	1.74%	5.50%	1.73%	(0.25)%

Net assets, end of period (000s)	$15,851	$23,250	$31,104	$50,857	$84,668	$97,922

Ratios to average net assets:
Gross expenses	1.39%[6]	1.38%	1.39%	1.40%	1.38%	1.38%[7]
Net expenses	1.39 [6]	1.38	1.39 [8]	1.40	1.38 [8]	1.38 [7,8]
Net investment income	2.27 [6]	2.64	3.10	3.81	3.67	3.58

Portfolio turnover rate	3%	21%	28%	17%	15%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017[3]

Net asset value, beginning of period	$14.65	$14.00	$14.19	$13.98	$14.26	$14.81

Income (loss) from operations:
Net investment income	0.22	0.48	0.54	0.63	0.62	0.61
Net realized and unrealized gain (loss)	(0.61)	0.65	(0.20)	0.21	(0.28)	(0.54)
Total income (loss) from operations	(0.39)	1.13	0.34	0.84	0.34	0.07

Less distributions from:
Net investment income	(0.22)	(0.48)	(0.53)	(0.63)	(0.62)	(0.62)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.22)	(0.48)	(0.53)	(0.63)	(0.62)	(0.62)

Net asset value, end of period	$14.04	$14.65	$14.00	$14.19	$13.98	$14.26
Total return[5]	(2.70)%	8.18%	2.49%	6.21%	2.48%	0.54%

Net assets, end of period (millions)	$165	$183	$175	$196	$221	$242

Ratios to average net assets:
Gross expenses	0.69%[6]	0.69%	0.69%	0.70%	0.69%	0.72%[7]
Net expenses[8,9]	0.65 [6]	0.65	0.65	0.65	0.65	0.65 [7]
Net investment income	3.01 [6]	3.35	3.83	4.54	4.41	4.28

Portfolio turnover rate	3%	21%	28%	17%	15%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

30	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$422,238,336	—	$422,238,336
Municipal Bonds Deposited in Tender Option Bond Trust	—	5,328,913	—	5,328,913
Total Long-Term Investments	—	427,567,249	—	427,567,249
Short-Term Investments†	—	37,720,000	—	37,720,000
Total Investments	—	$465,287,249	—	$465,287,249

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization,

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

32	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

34	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended January 31, 2022, fees waived and/or expenses reimbursed amounted to $34,326.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires July 31, 2023	$62,579
Expires July 31, 2024	34,326
Total fee waivers/expense reimbursements subject to recapture	$96,905

For the six months ended January 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$(519)	—
CDSCs	1,432	$2,020

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended January 31, 2022, such purchase and sale transactions (excluding accrued interest) were $18,800,000 and $33,100,000, respectively.

3. Investments

During the six months ended January 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$11,536,656
Sales	34,638,994

At January 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$435,067,856	$33,033,595	$(2,814,202)	$30,219,393

36	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended January 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$214,808	$89,746
Class C	63,745	7,941
Class I	—	76,431
Total	$278,553	$174,118

For the six months ended January 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$34,326
Total	$34,326

6. Distributions to shareholders by class

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Net Investment Income:
Class A	$4,032,043	$8,744,190
Class C	203,623	704,336
Class I	2,655,440	5,756,112
Total	$6,891,106	$15,204,638

7. Shares of beneficial interest

At January 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2022		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,328,621	$19,298,632	2,196,556	$31,599,014
Shares issued on reinvestment	248,039	3,579,436	538,299	7,720,518
Shares repurchased	(1,202,242)	(17,399,117)	(2,911,899)	(41,741,477)
Net increase (decrease)	374,418	$5,478,951	(177,044)	$(2,421,945)

Class C
Shares sold	48,695	$709,956	158,615	$2,251,477
Shares issued on reinvestment	12,189	175,034	43,717	622,420
Shares repurchased	(519,722)	(7,534,498)	(836,843)	(11,951,575)
Net decrease	(458,838)	$(6,649,508)	(634,511)	$(9,077,678)

Class I
Shares sold	1,532,668	$22,046,255	3,201,109	$45,873,336
Shares issued on reinvestment	120,894	1,735,436	273,302	3,898,124
Shares repurchased	(2,388,402)	(34,315,015)	(3,522,604)	(50,176,282)
Net decrease	(734,840)	$(10,533,324)	(48,193)	$(404,822)

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2022.

9. Deferred capital losses

As of July 31, 2021, the Fund had deferred capital losses of $19,712,298, which have no expiration date, that will be available to offset future taxable capital gains.

38	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global

Western Asset Municipal High Income Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

40	Western Asset Municipal High Income Fund 2022 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Municipal High Income Fund	41

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

42	Western Asset Municipal High Income Fund

Western Asset

Municipal High Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Municipal High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Municipal High Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02173 3/22 SR22-4366

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 22, 2022